Borrowings	12 Months Ended
Dec. 31, 2018
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Borrowings
29	BORROWINGS

	December 31, 2018	December 31, 2017
	RMB	RMB
Short-term borrowings excluding current portion of long-term borrowings	62,368	93,881
Current portion of long-term borrowings	75,370	81,536

	137,738	175,417
Long-term borrowings	269,422	289,858

	407,160	465,275

Borrowings of the Group of RMB 27,685 were guaranteed by CNPC, its fellow subsidiaries and a third party at December 31, 2018 (December 31, 2017: RMB 45,463).

The Group’s borrowings include secured liabilities totalling RMB 2,460 at December 31, 2018 (December 31, 2017: RMB 2,829).

	December 31, 2018	December 31, 2017
	RMB	RMB
Total borrowings:
— interest free	129	130
— at fixed rates	201,607	253,369
— at floating rates	205,424	211,776

	407,160	465,275

Weighted average effective interest rates:
— bank loans	3.39%	2.42%
— corporate debentures	3.39%	3.62%
— medium-term notes	3.68%	3.81%
— other loans	4.07%	3.87%

The borrowings by major currency at December 31, 2018 and December 31, 2017 are as follows:

	December 31, 2018	December 31, 2017
	RMB	RMB
RMB	291,087	332,383
US Dollar	106,821	124,312
Other currency	9,252	8,580

	407,160	465,275

The fair values of the Group’s long-term borrowings including the current portion of long-term borrowings are RMB 339,878 (December 31, 2017: RMB 343,707) at December 31, 2018. The carrying amounts of short-term borrowings approximate their fair values.

The fair values are based on discounted cash flows using applicable discount rates based upon the prevailing market rates of interest available to the Group for financial instruments with substantially the same terms and characteristics at the dates of the statement of financial position. Such discount rates ranged from -0.18% to 5.43% per annum as of December 31, 2018 (December 31, 2017: -0.24% to 6.04% per annum) depending on the type of the borrowings.

The following table sets out the borrowings’ remaining contractual maturities at the date of the statement of financial position, which are based on contractual undiscounted cash flows including principal and interest, and the earliest contractual maturity date:

	December 31, 2018	December 31, 2017
	RMB	RMB
Within 1 year	151,049	189,050
Between 1 and 2 years	98,939	69,159
Between 2 and 5 years	150,837	191,879
After 5 years	43,879	70,179

	444,704	520,267

Reconciliation of movements of borrowings to cash flows arising from financing activities:

	2018	2017
	RMB	RMB
At beginning of the year	465,275	516,271
Changes from financing cash flows:
Increase in borrowings	690,189	730,252
Repayments of borrowings	(754,227)	(773,940)
Other borrowing costs paid	—	(173)

Total changes from financing cash flows	(64,038)	(43,861)

Exchange adjustments	5,923	(7,135)

At end of the year	407,160	465,275